Details of Significant Accounts - Pensions - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($) yr PensionUnit	Dec. 31, 2018 USD ($) yr PensionUnit	Dec. 31, 2017 TWD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution to pension plan			2.00%	2.00%
Weighted average duration of the retirement plan | yr			15	15
Percentage of employees' monthly salaries and wages to defined contribution pension plan			6.00%	6.00%
Pension costs under defined contribution pension plan			$ 8,843	$ 289	$ 8,676
Subsidiaries
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs under defined contribution pension plan			$ 1,487	$ 49	$ 1,423
Events After Reporting Period
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions to the defined benefit pension plans	$ 194	$ 6
Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Number of units accrued			45	45
First 15 Years
Disclosure Of Defined Benefit Plans [Line Items]
Number of units accrued			2	2
After 15 Years
Disclosure Of Defined Benefit Plans [Line Items]
Number of units accrued			1	1